Subsequent Events (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issue of ordinary shares			$ 48,545
2020 United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares)		5,441,014
Gross proceeds from common shares		$ 12,628,775
Purchase price (cad and usd per share)		$ 2.11
Share issue related cost, commissions		$ 378,863
Net proceeds from issue of ordinary shares		$ 12,249,911
Share transactions | 2020 United States ATM
Disclosure of non-adjusting events after reporting period [line items]
Issued (shares)	5,685,097
Gross proceeds from common shares	$ 18,503,188
Purchase price (cad and usd per share)	$ 2.85
Share issue related cost, commissions	$ 555,096
Net proceeds from issue of ordinary shares	$ 17,948,092